SEGMENT INFORMATION - Segments Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue
Total Segments Adjusted EBITDA	$ 3,273	$ 3,587		$ 3,232
Depreciation	(1,339)	(1,491)	[1]	(1,439)	[1]
Amortization	(495)	(537)	[1]	(497)	[1]
Impairment (loss) / reversal	(858)	(66)		(192)
Gain / (loss) on disposal of non-current assets	(57)	(26)	[1]	(20)	[1]
Gain / (loss) on disposal of subsidiaries	30	0	[1]	0	[1]
Finance costs	(816)	(935)	[1]	(830)	[1]
Finance income	67	95	[1]	69	[1]
Other non-operating gain / (loss), net	(68)	(97)	[1]	(82)	[1]
Share of loss of joint ventures and associates	0	(22)	[1]	(11)	[1]
Impairment of joint ventures and associates	0	(110)	[1]	(99)	[1]
Net foreign exchange gain / (loss)	15	(70)	[1],[2]	157	[1],[2]
Profit / (loss) before tax from continuing operations	$ (248)	$ 328	[1],[2]	$ 288	[1],[2]

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).